SUBSEQUENT EVENTS	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2023
Restructuring Cost and Reserve [Line Items]
SUBSEQUENT EVENTS

5. Subsequent events

The Company has evaluated subsequent events through November 13 2024, the date of issuance of the consolidated financial statements and does not identify any other subsequent events with material financial impact on the Company’s consolidated financial statements.

Distoken Acquisition Corporation [Member]
Restructuring Cost and Reserve [Line Items]
SUBSEQUENT EVENTS

NOTE 9 — SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the condensed financial statements were issued. Based upon this review, except as set forth below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the condensed financial statements.

On October 30, 2024, the Company deposited $30,000 of the amounts received from the Sponsor into the Trust Account to extend the time the Company has to complete an initial Business Combination to November 18, 2024.

On November 13, 2024, the Company, Pubco, the Sponsor, First Merger Sub, Second Merger Sub and Youlife entered into the BCA Amendment, to, among other things, (i) adopt an American depository share facility, (ii) revise the scope and terms of certain lock-up provisions applicable to the Sponsor and Youlife shareholders, and (iii) clarify certain matters related to the dual-class share structure of Pubco following the Closing of the Youlife Business Combination. Under the new American depository share facility, at the Closing, Pubco will issue its ordinary shares in the form of Pubco ADSs to the Company and Youlife shareholders holding registered shares, which Pubco ADSs will be listed on the Nasdaq Capital Market in lieu of Pubco ordinary shares, and the warrants to be issued by Pubco will be exercisable for Pubco ADSs. Upon becoming registered shares, Pubco ordinary shares will be exchangeable for Pubco ADSs.

NOTE 10 — SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, except as set forth below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

On February 26, 2024, the Company issued an unsecured promissory note (the “2024 Note”) in the aggregate principal amount of up to $1,000,000 to the Sponsor, for the Company’s working capital needs. The 2024 Note does not bear interest and matures upon the earlier of the consummation of an initial Business Combination by the Company or the date of the Company’s liquidation. As of April 16, 2024, total borrowings under this note amounted to $265,688.

From January 2024 through April 2024, the Company advanced an aggregate amount of $90,000 from the Company’s operating account into the Trust Account on the Sponsor’s behalf to extend the time the Company has to complete an initial business combination to April 18, 2024. On April 9, 2024, the Sponsor wired $210,000 of Extension Funds into the Company’s operating account to reimburse the Company the $150,000 advances it made on Sponsor’s behalf and to fund the next two months of extension payments amounting to $60,000. The Company plans on extending the time to complete an initial business combination by one month from April 18, 2024 to May 18, 2024 by depositing the $30,000 monthly extension payment into the trust account on or before April 26, 2024.

Youlife International Holdings Inc [Member]
Restructuring Cost and Reserve [Line Items]
SUBSEQUENT EVENTS

14. SUBSEQUENT EVENTS

All subsequent events requiring recognition as of June 30, 2024 have been incorporated into these consolidated financial statements and there are no other significant subsequent events that require disclosure in accordance with ASC 855, Subsequent Events.

25. SUBSEQUENT EVENTS

On May 17, 2024, the Company entered into a Business Combination Agreement (the “Business Combination Agreement”) with Distoken Acquisition Corporation, a Cayman Islands exempted company (“Purchaser”), a Cayman Islands limited liability company, for the limited purpose of certain undertakings hereunder, Youlife Group Inc., a Cayman Islands exempted company (“Pubco”), Youlife I Limited, a Cayman Islands exempted company and a wholly-owned subsidiary of Pubco (“First Merger Sub”), , and Youlife II Limited, a Cayman Islands exempted company and a wholly-owned subsidiary of Pubco (“Second Merger Sub”). Pursuant to the Business Combination Agreement, subject to the terms and conditions set forth therein, at the closing of the transactions contemplated by the Business Combination Agreement, (a) First Merger Sub will merge with and into the Company (the “First Merger”), with the Company surviving the First Merger as a wholly-owned subsidiary of Pubco and the outstanding shares of the Company being converted into the right to receive shares of Pubco; and (b) Second Merger Sub will merge with and into Purchaser, with the Purchaser surviving the Second Merger as a wholly-owned subsidiary of Pubco and the outstanding securities of Purchaser being converted into the right to receive substantially equivalent securities of Pubco.